BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
BASIS OF PRESENTATION

NOTE 2. BASIS OF PRESENTATION

The accompanying consolidated financial statements have been derived from the accounting records of Ascent Solar Technologies, Inc. and its direct and indirectly wholly owned subsidiaries Ascent Solar (Asia) Pte. Ltd., and Ascent Solar (Shenzhen)

Co., Ltd. (collectively, the “Company”) as of December 31, 2021 and 2020, and the results of operations for the years ended December 31, 2021 and 2020. Ascent Solar (Shenzhen) Co., Ltd. is wholly owned by Ascent Solar (Asia) Pte. Ltd.. All significant inter-company balances and transactions have been eliminated in the accompanying consolidated financial statements.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.